Not FDIC Insured May Lose Value No Bank Guarantee
39115-Q3PH

Schedule of Investments
(unaudited)
Putnam Focused Equity Fund 2
Notes to Schedule of Investments 6

Putnam Funds Trust
Schedule of Investments (unaudited), May 31, 2025
Putnam Focused Equity Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.8%
Aerospace & Defense 1.6%
Airbus SE ......................................... France 55,080 $ 10,130,566
Air Freight & Logistics 0.9%
FedEx Corp. ....................................... United States 26,200 5,714,220
Automobiles 1.5%
a
Tesla, Inc. ......................................... United States 27,884 9,660,691
Banks 2.4%
Citigroup, Inc. ...................................... United States 208,668 15,716,874
Beverages 2.3%
Coca-Cola Co. (The) ................................. United States 208,809 15,055,129
Broadline Retail 5.2%
a
Amazon.com, Inc. ................................... United States 165,697 33,969,542
Capital Markets 3.5%
Charles Schwab Corp. (The) ........................... United States 254,294 22,464,332
Chemicals 2.1%
b
Corteva, Inc. ....................................... United States 190,300 13,473,240
Communications Equipment 1.4%
Cisco Systems, Inc. ................................. United States 141,335 8,909,758
Consumer Finance 2.1%
Capital One Financial Corp. ........................... United States 71,762 13,573,782
Consumer Staples Distribution & Retail 3.5%
Walmart, Inc. ...................................... United States 227,635 22,472,127
Electric Utilities 2.3%
NextEra Energy, Inc. ................................. United States 213,700 15,095,768
Entertainment 2.1%
a
Netflix, Inc. ........................................ United States 11,389 13,749,143
Financial Services 1.5%
Apollo Global Management, Inc. ........................ United States 75,565 9,875,590
Ground Transportation 1.6%
b
Canadian Pacific Kansas City Ltd. ....................... Canada 131,000 10,696,150
Health Care Equipment & Supplies 3.0%
a
Intuitive Surgical, Inc. ................................ United States 35,700 19,718,538
Health Care Providers & Services 2.0%
UnitedHealth Group, Inc. .............................. United States 43,800 13,223,658
Hotels, Restaurants & Leisure 2.5%
Booking Holdings, Inc. ............................... United States 2,367 13,063,307
Hilton Worldwide Holdings, Inc. ......................... United States 12,215 3,034,695
16,098,002
Insurance 4.7%
AIA Group Ltd. ..................................... Hong Kong 1,933,600 16,095,534
American International Group, Inc. ...................... United States 84,820 7,179,165
AXA SA ........................................... France 151,442 7,138,306
30,413,005
Interactive Media & Services 8.0%
Alphabet, Inc., A .................................... United States 133,776 22,974,690
Meta Platforms, Inc., A ............................... United States 44,833 29,028,919
52,003,609

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Focused Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services 0.7%
Accenture plc, A .................................... Ireland 14,910 $ 4,723,786
Machinery 2.1%
Otis Worldwide Corp. ................................ United States 141,337 13,476,483
Office REITs 0.9%
Vornado Realty Trust ................................. United States 150,807 5,680,900
Oil, Gas & Consumable Fuels 3.2%
Exxon Mobil Corp. ................................... United States 206,600 21,135,180
Passenger Airlines 1.3%
Ryanair Holdings plc, ADR ............................ Italy 147,850 8,220,460
Pharmaceuticals 5.7%
AstraZeneca plc, ADR ................................ United Kingdom 184,600 13,444,418
Eli Lilly & Co. ...................................... United States 31,500 23,236,605
36,681,023
Semiconductors & Semiconductor Equipment 11.4%
Analog Devices, Inc. ................................. United States 43,280 9,261,054
Broadcom, Inc. ..................................... United States 87,286 21,129,322
NVIDIA Corp. ...................................... United States 326,987 44,185,753
74,576,129
Software 9.8%
Microsoft Corp. ..................................... United States 138,900 63,944,004
Specialty Retail 1.8%
Home Depot, Inc. (The) ............................... United States 31,080 11,446,453
Technology Hardware, Storage & Peripherals 7.0%
Apple, Inc. ........................................ United States 169,498 34,043,673
Seagate Technology Holdings plc ....................... United States 98,779 11,649,995
45,693,668
Textiles, Apparel & Luxury Goods 0.7%
a
Lululemon Athletica, Inc. .............................. United States 15,355 4,862,468
Total Common Stocks (Cost $445,129,129) ...................................
642,454,278
Short Term Investments 2.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.4%
c,d
U.S. Treasury Bills ,
4.18%, 10/02/25 ................................... United States 1,400,000 1,380,118
4.18%, 11/06/25 ................................... United States 1,400,000 1,374,594
2,754,712
Total U.S. Government and Agency Securities (Cost $2,755,192) ................
2,754,712
Shares
Money Market Funds 1.4%
e,f
Putnam Short Term Investment Fund, Class P, 4.555% ....... United States 9,184,143 9,184,143
Total Money Market Funds (Cost $9,184,143) .................................
9,184,143

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Focused Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At May 31, 2025, the Fund had the following forward exchange contracts outstanding.
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
Investments from Cash Collateral Received for
Loaned Securities 0.7%
Money Market Funds 0.7%
e,f
Putnam Cash Collateral Pool, LLC, 4.599% ................ United States 4,588,225 $ 4,588,225
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $4,588,225) ..........................................................
4,588,225
Total Short Term Investments (Cost $16,527,560 ) ..............................
16,527,080
a
Total Investments (Cost $461,656,689) 101.3% ................................
$658,981,358
Other Assets, less Liabilities (1.3)% .........................................
(8,501,846)
Net Assets 100.0% .........................................................
$650,479,512
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at May 31, 2025.
c
The rate shown represents the yield at period end.
d
A portion or all of the security has been segregated as collateral for certain derivative contracts. At May 31, 2025, the aggregate value of these securities pledged amounted to $2,355,556, representing 0.4% of net assets.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... GSCO Sell 2,323,600 2,980,979 6/18/25 $ — $ (149,941)
British Pound ...... MSCO Sell 704,500 904,724 6/18/25 — (44,550)
British Pound ...... SSBT Buy 1,322,600 1,687,296 6/18/25 94,833 —
British Pound ...... SSBT Sell 5,235,400 6,711,573 6/18/25 — (342,832)
British Pound ...... TDOM Sell 1,958,900 2,511,412 6/18/25 — (128,095)
British Pound ...... WPAC Sell 733,000 940,457 6/18/25 — (47,219)
Euro ............. BOFA Buy 261,800 293,520 6/18/25 4,021 —
Euro ............. BZWS Buy 740,800 840,124 6/18/25 1,809 —
Euro ............. BZWS Sell 618,100 665,598 6/18/25 — (36,884)
Euro ............. CITI Sell 7,948,800 8,558,279 6/18/25 — (475,680)
Euro ............. JPHQ Buy 3,144,400 3,446,948 6/18/25 126,721 —
Euro ............. MSCO Buy 2,991,000 3,358,854 6/18/25 40,473 —
Euro ............. MSCO Sell 11,001,700 11,921,172 6/18/25 — (582,464)
Euro ............. SSBT Buy 3,653,700 4,095,823 6/18/25 65,116 (8,442)
Euro ............. SSBT Sell 11,375,100 12,248,594 6/18/25 — (679,419)
Euro ............. WPAC Buy 881,000 1,004,765 6/18/25 — (3,492)
Euro ............. WPAC Sell 1,863,600 2,103,205 6/18/25 — (14,811)
Canadian Dollar .... BOFA Sell 859,600 603,859 7/16/25 — (23,919)
Canadian Dollar .... CITI Sell 471,600 331,233 7/16/25 — (13,184)
Canadian Dollar .... GSCO Buy 2,431,900 1,718,313 7/16/25 57,738 —
Canadian Dollar .... GSCO Sell 2,891,300 2,030,708 7/16/25 — (80,850)
Canadian Dollar .... MSCO Buy 6,988,400 5,098,133 7/16/25 5,597 —
Canadian Dollar .... MSCO Sell 4,675,000 3,283,494 7/16/25 — (130,726)

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Focused Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 9 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Canadian Dollar .... SSBT Sell 4,788,600 3,363,514 7/16/25 $ — $ (133,671)
Canadian Dollar .... UBSW Sell 7,858,800 5,519,867 7/16/25 — (219,529)
Canadian Dollar .... WPAC Sell 3,171,800 2,285,032 7/16/25 — (31,380)
Hong Kong Dollar ... BOFA Sell 21,592,500 2,787,946 8/20/25 16,807 —
Hong Kong Dollar ... CITI Sell 30,943,900 3,997,672 8/20/25 26,393 —
Hong Kong Dollar ... HSBK Sell 19,361,900 2,499,677 8/20/25 14,810 —
Hong Kong Dollar ... JPHQ Sell 13,820,600 1,784,060 8/20/25 10,352 —
Hong Kong Dollar ... MSCO Sell 16,141,300 2,083,515 8/20/25 11,972 —
Hong Kong Dollar ... WPAC Sell 12,290,200 1,587,174 8/20/25 9,874 —
Total Forward Exchange Contracts ................................................... $486,516 $(3,147,088)
Net unrealized appreciation (depreciation) ............................................ $(2,660,572)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Putnam Funds Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of sixteen separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May 31,
2025, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Focused Equity Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.555% ...... $9,222,699 $93,094,019 $(93,132,575) $— $— $9,184,143 9,184,143 $353,502
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.599% ............. $7,375,700 $199,311,316 $(202,098,791) $— $— $4,588,225 4,588,225 $466,528
Total Affiliated Securities ... $16,598,399 $292,405,335 $(295,231,366) $— $— $13,772,368 $820,030
2. Financial Instrument Valuation
(continued)

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Focused Equity Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 10,130,566 $ — $ 10,130,566
Air Freight & Logistics ................... 5,714,220 — — 5,714,220
Automobiles .......................... 9,660,691 — — 9,660,691
Banks ............................... 15,716,874 — — 15,716,874
Beverages ........................... 15,055,129 — — 15,055,129
Broadline Retail ....................... 33,969,542 — — 33,969,542
Capital Markets ........................ 22,464,332 — — 22,464,332
Chemicals ........................... 13,473,240 — — 13,473,240
Communications Equipment .............. 8,909,758 — — 8,909,758
Consumer Finance ..................... 13,573,782 — — 13,573,782
Consumer Staples Distribution & Retail ...... 22,472,127 — — 22,472,127
Electric Utilities ........................ 15,095,768 — — 15,095,768
Entertainment ......................... 13,749,143 — — 13,749,143
Financial Services ...................... 9,875,590 — — 9,875,590
Ground Transportation .................. 10,696,150 — — 10,696,150
Health Care Equipment & Supplies ......... 19,718,538 — — 19,718,538
Health Care Providers & Services .......... 13,223,658 — — 13,223,658
Hotels, Restaurants & Leisure ............. 16,098,002 — — 16,098,002
Insurance ............................ 7,179,165 23,233,840 — 30,413,005
Interactive Media & Services .............. 52,003,609 — — 52,003,609
IT Services ........................... 4,723,786 — — 4,723,786
Machinery ............................ 13,476,483 — — 13,476,483
Office REITs .......................... 5,680,900 — — 5,680,900
Oil, Gas & Consumable Fuels ............. 21,135,180 — — 21,135,180
Passenger Airlines ..................... 8,220,460 — — 8,220,460
Pharmaceuticals ....................... 36,681,023 — — 36,681,023
Semiconductors & Semiconductor Equipment . 74,576,129 — — 74,576,129
Software ............................. 63,944,004 — — 63,944,004
Specialty Retail ........................ 11,446,453 — — 11,446,453
Technology Hardware, Storage & Peripherals . 45,693,668 — — 45,693,668
Textiles, Apparel & Luxury Goods .......... 4,862,468 — — 4,862,468
Short Term Investments ................... 13,772,368 2,754,712 — 16,527,080
Total Investments in Securities ........... $622,862,240 $36,119,118
a
$— $658,981,358
Other Financial Instruments:
Forward Exchange Contracts ............... $— $486,516 $— $486,516
Total Other Financial Instruments ......... $— $486,516 $— $486,516
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $3,147,088 $— $3,147,088
Total Other Financial Instruments ......... $— $3,147,088 $— $3,147,088
a
Includes foreign securities valued at $33,364,406, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
4. Fair Value Measurements
(continued)

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
ADR
American Depositary Receipt
REIT
Real Estate Investment Trust
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.